Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share
Issued common shares	91,265,140,000	91,265,140,000	90,515,140,000	85,545,875,000
Effect of shares issued	891,304,000	0	1,138,278,000	3,710,562,000
Weighted average number of common shares outstanding basic	92,156,444,000	91,265,140,000	91,653,418,000	89,256,437,000
Weighted average number of shares outstanding - diluted	92,156,444,000	91,265,140,000	91,653,418,000	89,256,437,000